SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 19:
SUBSEQUENT EVENTS.

On January 22, 2025, the Company entered into a Waiver and Fourth Amendment to Credit Agreement (the “Amendment”) with affiliates of its senior lender Fortress Investment Group LLC (collectively, the “Lenders”), SuperCom Inc., the Company’s wholly owned subsidiary (the “Borrower”), and certain other subsidiaries of the Company as guarantors, to amend the Credit Agreement, dated as of September 6, 2018 (as amended, the “Credit Agreement”), entered into by the parties. Pursuant to the Amendment, among other things, the parties agreed:  (i) for $4,374,175 of the Outstanding Amount of the term loans made under the Credit Agreement  to be exchanged into an aggregate of 100,000 of the Company’s ordinary at a price per share of $43.74, such that the Outstanding Amount is $14,000,000 after giving effect to the Amendment.  (ii)to extend the maturity date of the Loans to December 31, 2028 and to push back any Loan monthly interest and principal payments, such that they all shall be paid at maturity;

On January 31, 2025, the Company completed a registered direct offering with certain accredited institutional investors of an aggregate of 545,454 of its ordinary shares, at a purchase price of $11.00. The gross proceeds to the Company from this offering are approximately $6.0 million before deducting the placement agent's fees and other offering expenses.

On November 15, 2023, April 17, 2024, and April 18, 2024  the Company issued warrants to purchase up to an aggregate of 931,099 of its ordinary shares to a certain accredited institutional investor. On February 19, 2025, the Company entered into a letter agreement with the Investor pursuant to which the parties agreed that the Investor shall exercise for cash all of such warrants, generating gross proceeds of approximately $8.2 million to the Company, the Company issued to the Investor a new warrant to purchase up to 698,324 of its ordinary shares, which will expire on May 1, 2029, The new warrant has an exercise price of $13.50 per share.